Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 164,962	$ 815	$ 120,231	$ 5,482	$ 5,605
Cost of services
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	19,782	120	13,947	710	748
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	38,187	234	26,650	1,281	1,135
Selling and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	17,381	126	10,750	650	416
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 89,612	$ 335	$ 68,884	$ 2,841	$ 3,306